Fair Value Measurement - Schedule of Unobservable Inputs (Details)	Dec. 31, 2023
Discount Rate [Member] | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	48.5
Discount Rate, Weighted Average	48.5
Discount Rate [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	54
Discount Rate, Weighted Average	54
Discount Rate [Member] | Weighted Average | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	48.5
Discount Rate, Weighted Average	48.5
Discount Rate [Member] | Weighted Average | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	91.3
Discount Rate, Weighted Average	91.3
Expected Term [Member] | 2022 and 2023 Convertible Notes
Probability scenarios
Expected Term (in years), Input Range	44 days
Expected Term [Member] | Whiskey Special Ops 2023 Notes
Probability scenarios
Expected Term (in years), Input Range	45 days
Expected Term [Member] | Weighted Average | 2022 and 2023 Convertible Notes
Probability scenarios
Expected Term (in years), Weighted Average	44 days
Expected Term [Member] | Weighted Average | Whiskey Special Ops 2023 Notes
Probability scenarios
Expected Term (in years), Weighted Average	45 days
IPO [Member] | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
IPO [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
IPO [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
IPO [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
deSPAC [Member] | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	0
Discount Rate, Weighted Average	0
deSPAC [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	0
Discount Rate, Weighted Average	0
deSPAC [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	0
Discount Rate, Weighted Average	0
deSPAC [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	0
Discount Rate, Weighted Average	0
Default/Dissolution/Forced Liquidation [Member] | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	20
Discount Rate, Weighted Average	20
Default/Dissolution/Forced Liquidation [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	20
Discount Rate, Weighted Average	20
Default/Dissolution/Forced Liquidation [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	20
Discount Rate, Weighted Average	20
Default/Dissolution/Forced Liquidation [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	20
Discount Rate, Weighted Average	20
Held to Maturity [Member] | 2022 and 2023 Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	10
Discount Rate, Weighted Average	10
Held to Maturity [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	10
Discount Rate, Weighted Average	10
Held to Maturity [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	10
Discount Rate, Weighted Average	10
Held to Maturity [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	10
Discount Rate, Weighted Average	10
Volatility [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
Volatility [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
Volatility [Member] | Weighted Average | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
Volatility [Member] | Weighted Average | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	70
Discount Rate, Weighted Average	70
Risk-free Rate [Member] | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	74
Discount Rate, Weighted Average	74
Risk-free Rate [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	3.87
Discount Rate, Weighted Average	3.87
Risk-free Rate [Member] | Weighted Average | 2022 Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	74
Discount Rate, Weighted Average	74
Risk-free Rate [Member] | Weighted Average | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate, Input Range	3.87
Discount Rate, Weighted Average	3.87